Other liabilities - Schedule of other liabilities (Details) - USD ($) $ in Thousands	Nov. 30, 2021	Nov. 30, 2020
Other Liabilities [Abstract]
Stock appreciation rights	$ 94	$ 41
Other non-current non-financial liabilities	$ 94	$ 41